Note 24 - Reportable Business Segments	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of entity's operating segments [text block]
24.	REPORTABLE BUSINESS SEGMENTS

Just Energy’s reportable segments are Consumer Energy and Commercial Energy. Just Energy has aggregated the operating segments into these reportable segments on the basis that the operating segments share economic characteristics. These characteristics include the nature of the product and services sold, the distribution methods, and the type of customer class and regulatory environment.

Transactions between segments are in the normal course of operations and are recorded at the exchange amount. Allocations made between segments for shared assets or allocated expenses are based on the number of residential customer equivalents in the respective segments.

Management monitors the operating results of its business units separately for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on operating profit or loss and is measured consistently with operating profit or loss in the consolidated financial statements. Just Energy does not
have any key customers.

Corporate and shared services report the costs related to management oversight of the business units, public reporting and filings, corporate governance and other shared services functions.

For the year ended
March 31, 2019:

	Consumer segment	Commercial segment	Corporate and shared services	Consolidated
	(Restated – Note 5)			(Restated – Note 5)

Sales	$2,395,624	$1,416,846	$-	$3,812,470
Gross margin	535,711	176,504	-	712,215
Depreciation of property, plant and equipment	4,567	204	-	4,771
Amortization of intangible assets	20,440	2,215	-	22,655
Administrative expenses	76,709	40,693	89,418	206,820
Selling and marketing expenses	158,770	73,260	-	232,030
Restructuring costs	3,173	4,069	8,836	16,078
Other operating expenses	189,625	9,130	-	198,755
Operating profit (loss) for the period	$282,427	$46,933	$(98,254)	$31,106
Finance costs				(88,072)
Change in fair value of derivative instruments and other				(153,226)
Other income, net				1,365
Provision for income taxes				11,229
Loss for the year from continued operations				(220,056)
Loss from discontinued operations				(22,379)
Loss for the year				$(242,435)

Capital expenditures	$39,475	$4,068	$-	$43,543

As at March 31, 2019
Total goodwill	$181,358	$158,563	$-	$339,921
Total assets	$1,154,490	$461,633	$-	$1,626,503
Total liabilities	$1,513,583	$201,935	$-	$1,715,518

For the year ended
March 31, 2018:

	Consumer segment	Commercial segment	Corporate and shared services	Consolidated

Sales	$2,232,081	$1,391,477	$-	$3,623,558
Gross margin	487,175	153,336	-	640,511
Depreciation of property and equipment	3,775	340	-	4,115
Amortization of intangible assets	12,707	3,992	-	16,699
Administrative expenses	64,282	29,153	93,815	187,250
Selling and marketing expenses	161,246	70,982	-	232,228
Other operating expenses	69,690	4,800	-	74,490
Operating profit (loss) for the period	$175,475	$44,069	$(93,815)	$125,729
Finance costs				(55,972)
Change in fair value of derivative instruments and other				474,393
Other income, net				1,040
Provision for income taxes				(20,671)
Profit for the year from continued operations				$524,519
Loss from discontinued operations				(5,945)
Profit for the year				518,574

Capital expenditures	$32,252	$3,524	$-	$35,776

As at March 31, 2018
Total goodwill	$147,252	$153,421	$-	$300,673
Total assets	$1,135,325	$466,068	$-	$1,601,393
Total liabilities	$844,379	$540,479	$-	$1,384,858

Sales from external customers

The revenue is based on the location of the customer.

	For the year ended March 31, 2019	For the year ended March 31, 2018
Canada	$413,836	$414,183
U.S.	2,624,602	2,465,794
U.K.	774,032	743,581
Total	$3,812,470	$3,623,558

Non-current assets

Non-current assets by geographic segment consist of property and equipment and intangible assets and are summarized as follows:

	As at March 31, 2019	As at March 31, 2018
Canada	$266,775	$201,985
U.S.	223,802	207,147
International	7,941	11,687
Total	$498,518	$420,819